USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Appreciation/(Depreciation) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
United States Contracts(a)
NYMEX E-Mini Crude Oil Futures EC, December contracts	1	$30,813	Nov-25	$167	0.0	%(b)
NYMEX WTI Crude Oil Futures CL, December contracts	59	3,635,580	Nov-25	20,060	0.7%
NYMEX RBOB Gasoline Futures RB, December contracts	7	545,605	Nov-25	5,557	0.2%
NYMEX Natural Gas Futures NG, September contracts	18	699,120	Aug-26	(360)	(0.0	)%(c)
	85	4,911,118		25,424	0.9%
Open Commodity Futures Contracts - Short
United States Contracts(a), (d)
NYMEX Natural Gas Futures NG, December contracts	18	(701,640)	Nov-25	3,240	0.1%
NYMEX WTI Crude Oil Futures CL, September contracts	30	(1,841,400)	Aug-26	9,900	0.3%
NYMEX RBOB Gasoline Futures RB, September contracts	3	(247,926)	Aug-26	(949)	(0.0	)%(c)
	51	(2,790,966)		12,191	0.4%
Total Open Commodity Futures Contracts(e)	136	$2,120,152		$37,615	1.3%

(a)	All, or part of investment is held in the Fund’s wholly owned subsidiary.
(b)	Position represents less than 0.05%.
(c)	Position represents greater than (0.05)%.
(d)	All short contracts are acquired solely for the purpose of reducing a long position NYMEX futures contracts settle on their respective maturity date.
(e)	Collateral amounted to $– on open Commodity Futures Contracts.

USCF ETF TRUST

USCF ENERGY COMMODITY STRATEGY ABSOLUTE RETURN FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2025 (unaudited) (concluded)

Summary of Portfolio Holdings by Country^
United States	100.0%

Summary of Portfolio Holdings by Sector	% of Total Net Assets
Commodity Derivatives	1.3%

^	As a percentage of portfolio holdings, which includes investments and other financial instruments shown on the Consolidated Schedule of Investments.